MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 1, 2008

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Variable Insurance Trust (the "Trust") (File Nos. 33-74668 and 811-8326) on Behalf of:
                     MFS(R) Core Equity Series
                     MFS(R) Growth Series (formerly, MFS Emerging Growth Series) MFS(R) Global Equity Series
                     MFS(R) High Income Series
                     MFS(R) Investors Growth Stock Series
                     MFS(R) Investors Trust Series
                     MFS(R) Mid Cap Growth Series
                     MFS(R) Money Market Series
                     MFS(R) New Discovery Series
                     MFS(R) Research Bond Series
                     MFS(R) Research International Series
                     MFS(R) Research Series
                     MFS(R) Strategic Income Series
                     MFS(R) Total Return Series
                     MFS(R) Utilities Series
                     MFS(R) Value Series

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2008.

     Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Senior Counsel

BEL/bjn